Document And Entity Information	Sep. 15, 2022
Document Information [Line Items]
Entity, Registrant Name	MONOLITHIC POWER SYSTEMS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 15, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-51026
Entity, Tax Identification Number	77-0466789
Entity, Address, Address Line One	5808 Lake Washington Blvd. NE
Entity, Address, City or Town	Kirkland
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98033
City Area Code	425
Local Phone Number	296-9956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MPWR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001280452